Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument
Partnership's Long-Term Debt
Obligations in the form of senior notes and borrowings under the credit facilities are as follows:

	December 31, 2012	December 31, 2011
Senior notes	$1,965	$1,355
Revolving loans	192	332
Total	2,157	1,687
Less: current portion	—	—
Long-term debt	$2,157	$1,687
Availability under revolving credit facility:
Total credit facility limit	$1,150	$900
Revolving loans	(192)	(332)
Letters of credit	(12)	(19)
Total available	$946	$549

Long-Term Debt Maturities
Long-term debt maturities as of December 31, 2012 for each of the next five years are as follows:

Year Ended December 31,	Amount
2013	$—
2014	192
2015	—
2016	162
2017	—
Thereafter	1,800
Total	$2,154	*
_______________________

*	Excludes unamortized premiums of $3 million as of December 31, 2012.

Senior Notes Due 2018
Debt Instrument
Senior Note Redemption Price
Beginning December 1 of the years indicated below, the Partnership may redeem all or part of the 2018 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

December 1 of year ending:	Percentage of Redemption
2014	103.438%
2015	101.719%
2016 and thereafter	100.000%

Senior Notes Due 2021
Debt Instrument
Senior Note Redemption Price
Beginning on July 15 of the years indicated below, the Partnership may redeem all or part of the 2021 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

July 15 of year ending:	Percentage of Redemption
2016	103.250%
2017	102.167%
2018	101.083%
2019 and thereafter	100.000%

Senior Notes Due 2023
Debt Instrument
Senior Note Redemption Price
Beginning on October 15 of the years indicated below, the Partnership may redeem all or part of the 2023 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

October 15 of year ending:	Percentage of Redemption
2017	102.750%
2018	101.833%
2019	100.917%
2020 and thereafter	100.000%